REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
REVENUE (Tables)
Schedule of Gross Merchandise Volume of Related & Non Related Party
Gross Merchandise Volume (“GMV”)	March 31, 2022	March 31, 2021
	US$	US$
Non-related parties:
Customer I	33,884,182	80,402,192
Customer II	9,987,583	-
Customer III	7,823,158	-
Customer IV	11,248,923	-
	62,943,846	80,402,192
Related party:
Customer V	4,800,846	-
Total GMV:	67,744,692	80,402,192

Gross Merchandise Valume
Gross Merchandise Volume (“GMV”)	2021	2020
	US$	US$
Non-related party	292,177,817	10,437,687
Related party	139,359,179	153,038,677
Total:	431,536,996	163,476,364